UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-09281
                                                     ---------

                          Hilliard Lyons Research Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


                              501 South 4th Street
                              Louisville, KY 40202
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Joseph C. Curry, Jr.
                              501 South 4th Street
                              Louisville, KY 40202
               --------------------------------------------------
                     (Name and address of agent for service)


        registrant's telephone number, including area code: 800-444-1854
                                                            ------------

                        Date of fiscal year end: June 30
                                                 -------

                     Date of reporting period: June 30, 2005
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                  HILIARD LYONS

                                [GRAPHIC OMITTED]

                                  SENBANC FUND
                                     SENBANC


                                  ANNUAL REPORT
                                  JUNE 30, 2005



                        J.J.B. HILLIARD, W.L. LYONS, INC.
                              HILLIARD LYONS CENTER
                           LOUISVILLE, KENTUCKY 40202
                                  (502)588-8400
                                  (800)444-1854

FISCAL YEAR ENDED JUNE 30, 2005

TO: SHAREHOLDERS OF SENBANC FUND

For the 2005 fiscal year, your fund's total return was 5.3%. For the fiscal second half ended June 30, 2005, total return was -5.5%. For the quarter ended June 30, 2005 (our fourth fiscal quarter), total return was 1.1%. Your fund's three-year and five-year annualized rate of return through June 30, 2005, is 12.9% and 19.9%, respectively. These rates of return exclude sales charges; if reflected, sales charges would have reduced the performance of the Fund. As of June 30, 2005, over $213 million was invested among 46 bank stocks, with cash representing 8.6% of your fund's $234 million of gross assets.

For the six months and twelve months ended June 30, 2005, Senbanc Fund underperformed the S&P 500 Index by 4.6 and by 1.1 percentage points, respectively.

Short-term interest rates have increased steadily since the three-year slide in rates was reversed in March last year. As rates have risen, downward pressure on bank stock prices has continued. There was a brief rally in the last calendar quarter of 2004, but in the first half of 2005 the decline resumed. Investors fear that rising rates narrow interest rate margins, but your fund invests in bank stocks that demonstrate an ability to benefit from an environment of changing rates. In calendar 2004, your portfolio of banks averaged earnings per share increases of 26.6% when rates were rising for ten months of that year. But the markets assumed that bank earnings were at risk, and the Net Asset Value of your fund gave up one half of its calendar 2004 gain in the first six months of 2005.

When the underlying values of stocks rise with earnings increases, and stock prices fall, valuations are more attractive. When interest rates reversed direction in March 2004, your fund had a cash position equal to 40% of its gross assets -- a proportion that mitigated the effect of a decline in bank stock prices. This large cash position and our disciplined investment method obliged us to invest each month as prices fell, even as your fund experienced net redemptions in four of the twelve months of fiscal year 2005. At the end of fiscal year 2005 the cash position was at its lowest level as a percent of gross assets since the inception of the Fund, and the number of stocks held by your fund had increased to its highest level.

We believe that the Federal Reserve Board has raised short-term interest rates not because it needed to, but because it could. In March of 2004, when short-term rates were at 1.0%, there was no room for economic stimulus if required. The economy has maintained its strong rate of growth since then, in the face of higher interest rates, without igniting inflation, and the Fed has recouped its capacity to invigorate the economy, if necessary.

The banking system thrives in a robust economy growing at a sustainable rate. It is our opinion that bank stock valuations should benefit from continued strong earnings gains, and from a realization that perhaps the group was oversold in reaction to rising rates.

                                        Yours very truly,

                                        /s/ JAMES M. ROGERS

                                        JAMES M. ROGERS
                                        President, Hilliard Lyons Research Trust

                  HILLIARD LYONS RESEARCH TRUST -- SENBANC FUND
        GROWTH OF $10,000 VS. THE NASDAQ BANK INDEX AND THE S&P 500 INDEX

-----------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AS OF 06/30/2005)

                          1 Year  5 Years  Since Inception*
                          ------  -------  ----------------
Senbanc Fund (N.A.V.)      5.3%    19.9%        13.9%
Senbanc Fund (Load)        2.9%    19.3%        13.4%
Nasdaq Bank Index**        7.1%    18.0%        11.2%
S&P 500 Index**            6.3%    (2.4)%       (1.1)%
-----------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE-GRAPH IN THE PRINTED MATERIAL]

                        Senbanc       Senbanc         Nasdaq    S&P 500
                     Fund (N.A.V.)   Fund(Load)     Bank Index   Index
                     -------------  ------------    ----------  -------
Inception (7/8/99)      $10,000       $ 9,775        $10,000     $10,000
2000                    $ 8,780       $ 8,582        $ 8,276     $10,553
2001                    $12,436       $12,156        $11,927     $ 8,988
2002                    $15,128       $14,788        $13,918     $ 7,371
2003                    $17,528       $17,134        $14,571     $ 7,390
2004                    $20,655       $20,191        $17,655     $ 8,802
2005                    $21,740       $21,251        $18,916     $ 9,358

      Past performance is no guarantee of future results. The Senbanc Fund (Load and N.A.V.) returns assume reinvestment of all distributions. The Senbanc Fund (Load) return reflects the maximum sales charge of 2.25%. An expense limitation was in place for the Fund from July 8, 1999 (inception) through February 28, 2003. Performance would have been lower absent the expense limitation.

      The Fund may have invested in stocks that experienced significant gains; there is no guarantee that these gains will continue. As a non-diversified fund, a greater percentage of the Fund's portfolio may be invested in one company's securities than the portfolio of a diversified fund. As a result, the Fund may experience greater volatility in investment performance.

      The performance in the above table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

*     The Fund commenced operations on July 8, 1999.

** The Nasdaq Bank Index is an unmanaged index of unlisted banks. The S&P 500 Index is an unmanaged stock market index. The index returns assume reinvestment of all dividends but, unlike the Fund, do not include any expenses associated with operating a mutual fund.

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments is provided in compliance with such requirement.

       Savings, Credit & Other Financial Institutions .......      81.4%
       State & National Banks ...............................      10.0
       U.S. Government Agency Obligations ...................       8.6
                                                                 ------
                                                                  100.0%

FUND EXPENSE EXAMPLES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                       Beginning Account  Ending Account   Expenses Paid
                                             Value            Value        During Period*
                                            1/1/05           6/30/05       1/1/05-6/30/05
                                       -----------------  --------------   --------------
    Actual .........................        $1,000          $  945.50          $7.38
    Hypothetical (5% return
      before expenses) .............        $1,000          $1,017.21          $7.65

* Expenses are equal to the Fund's annualized expense ratio of 1.53% multiplied by the average account value of over the period, multiplied by 181/365 (to reflect the one-half year period).

                                  SENBANC FUND
                             SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2005

COMMON STOCK -- 92.0%

                                                                      MARKET
SHARES        DESCRIPTION                                             VALUE
-----------   -----------                                          ------------

              SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 82.0%
              -----------------------------------------------------------------
     10,800   ABC Bancorp .......................................  $    195,264
     16,000   Auburn National Bancorporation, Inc. ..............       341,360
    133,200   BancorpSouth, Inc. ................................     3,143,520
    139,600   Bank of America Corp...............................     6,367,156
     12,500   BB&T Corp. ........................................       499,625
    113,000   BNCCORP, Inc.* ....................................     1,638,500
    147,000   C&F Financial Corp. ...............................     5,544,840
     40,200   Camden National Corp. .............................     1,316,550
    202,300   Capital Bank Corp. ................................     3,046,638
     22,700   Citigroup, Inc. ...................................     1,049,421
      4,800   Citizens Holding Co. ..............................       110,640
     28,700   City Holding Co. ..................................     1,048,124
      8,900   Comerica, Inc. ....................................       514,420
     48,000   Community Bank System, Inc. .......................     1,170,720
     10,500   Corus Bankshares, Inc. ............................       582,645
     27,195   Dearborn Bancorp, Inc.* ...........................       704,350
    214,900   First Mariner Bancorp, Inc.* ......................     3,483,529
     26,800   FNB Corp. .........................................       750,400
    205,331   FNB Financial Services Corp. ......................     3,749,344
    514,100   Fremont General Corp. .............................    12,508,053
    342,400   Greater Bay Bancorp. ..............................     9,029,088
    269,600   Intervest Bancshares Corp.* .......................     4,906,720
    506,700   Irwin Financial Corp. .............................    11,243,673
    309,200   J.P. Morgan Chase & Co. ...........................    10,920,944
    360,400   KeyCorp ...........................................    11,947,260
     62,093   MainSource Financial Group, Inc. ..................     1,123,262
    130,200   National Bankshares, Inc. .........................     5,827,101
    346,300   National City Corp. ...............................    11,815,756
     18,300   North Fork Bancorporation, Inc. ...................       514,047
    302,018   Northrim BanCorp, Inc. ............................     7,091,383
     16,375   Ohio Valley Banc Corp. ............................       420,838
     23,393   Old Point Financial Corp. .........................       716,762
    244,950   Oriental Financial Group, Inc.(1) .................     3,737,937
    442,200   PAB Bankshares, Inc. ..............................     6,831,990
     40,800   Pacific Mercantile Bancorp* .......................       575,280
     98,200   Penns Woods Bancorp, Inc. .........................     4,408,198

                       See notes to financial statements.

                                  SENBANC FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  JUNE 30, 2005

COMMON STOCK (CONTINUED)

                                                                       MARKET
SHARES        DESCRIPTION                                              VALUE
-----------   -----------                                          ------------

              SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS (continued)
              -----------------------------------------------------------------
     29,000   Princeton National Bancorp, Inc. ..................  $    910,020
    221,800   Regions Financial Corp. ...........................     7,514,584
    528,193   Sun Bancorp, Inc. (NJ)* ...........................    10,917,749
    288,900   U.S. Bancorp. .....................................     8,435,880
     91,400   UnionBanCal Corp. .................................     6,116,488
    137,500   United Security Bancshares, Inc. ..................     4,229,500
     69,600   Vail Banks, Inc. ..................................     1,009,200
    238,942   Wachovia Corp. ....................................    11,851,523
                                                                   ------------
                                                                    189,860,282
                                                                   ------------

              STATE & NATIONAL BANKS -- 10.0%
              -----------------------------------------------------------------
    332,600   Capital Crossing Bank* ............................    11,341,660
    418,000   The South Financial Group, Inc. ...................    11,879,560
                                                                   ------------
                                                                     23,221,220
                                                                   ------------
                 TOTAL COMMON STOCK (COST $196,239,448) .........   213,081,502
                                                                   ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.7%

PRINCIPAL     DESCRIPTION                                             VALUE
-----------   -----------                                          ------------
 20,163,000   Federal Home Loan Bank Discount Note
              2.65%, 07/01/05 ...................................    20,163,000
                                                                   ------------
                 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                  (COST $20,163,000) ............................    20,163,000
                                                                   ------------
                 TOTAL INVESTMENTS -- 100.7%
                 (COST $216,402,448) ............................   233,244,502
                                                                   ------------
                 LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.7%)     (1,593,455)
                                                                   ------------
                 NET ASSETS -- 100% .............................  $231,651,047
                                                                   ============

The percentage shown for each investment category is the value of that category as a percentage of the total net assets of the Fund.

*     Non-income producing security.

(1)   Incorporated in Puerto Rico.

                       See notes to financial statements.

                                  SENBANC FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2005

ASSETS:

Investment in securities, at market value
   (cost $216,402,448) ..............................................   $233,244,502
Cash ................................................................          2,220
Receivable for:
   Investment securities sold .......................................        360,163
   Dividends and interest ...........................................        372,750
   Capital shares sold ..............................................        223,337
Other assets ........................................................         81,144
                                                                        ------------
        Total Assets ................................................    234,284,116
                                                                        ------------
LIABILITIES:

Payables for:
   Capital shares redeemed ..........................................      2,039,102
   Investment securities purchased ..................................         11,639
   Advisory fees ....................................................        113,833
   Distribution fees ................................................        326,944
   Professional fees ................................................         38,872
   Accounting/Administration fees ...................................         20,869
   Trustees' fees ...................................................         13,006
   Transfer agent fees ..............................................         24,377
   Custodian fees ...................................................          3,138
Accrued expenses ....................................................         41,289
                                                                        ------------
        Total Liabilities ...........................................      2,633,069
                                                                        ------------
NET ASSETS ..........................................................   $231,651,047
                                                                        ============

NET ASSETS CONSIST OF:
Paid-in capital .....................................................   $209,593,728
Undistributed net investment income .................................      1,147,930
Accumulated net realized gain on investments ........................      4,067,335
Net unrealized appreciation on investments ..........................     16,842,054
                                                                        ------------
NET ASSETS FOR 14,357,260 SHARES OUTSTANDING ........................   $231,651,047
                                                                        ============

NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER SHARE
   ($231,651,047 / 14,357,260 outstanding shares of
   beneficial interest, $0.01 par value, unlimited shares authorized)   $      16.13
                                                                        ============
Maximum offering price per share (100/97.75 of $16.13) ..............   $      16.50
                                                                        ============

                       See notes to financial statements.

                                  SENBANC FUND
                             STATEMENT OF OPERATIONS

                                                                              FOR THE
                                                                            FISCAL YEAR
                                                                               ENDED
                                                                           JUNE 30, 2005
                                                                           -------------
INVESTMENT INCOME

     Dividends (net of $7,808 foreign taxes withheld) ..................   $   4,540,106
     Interest ..........................................................         841,009
                                                                           -------------
          Total income .................................................       5,381,115
                                                                           -------------

EXPENSES

     Advisory fees .....................................................       1,396,663
     Distribution fees .................................................         969,094
     Accounting/Administration fees ....................................         256,053
     Transfer agent fees ...............................................         224,675
     Custodian fees ....................................................          39,060
     Professional fees .................................................         110,335
     Shareholder reports ...............................................          63,318
     Registration fees .................................................          33,577
     Trustees' fees ....................................................          80,506
     Miscellaneous .....................................................          86,980
                                                                           -------------
          Total expenses ...............................................       3,260,261
                                                                           -------------
Net Investment Income ..................................................       2,120,854
                                                                           -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain on investments ..................................       8,592,490
     Net change in unrealized appreciation / depreciation on investments         423,934
                                                                           -------------
     Net realized and unrealized gain on investments ...................       9,016,424
                                                                           -------------
     Net increase in net assets resulting from operations ..............   $  11,137,278
                                                                           =============

                       See notes to financial statements.

                                  SENBANC FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                            FOR THE          FOR THE
                                                                          FISCAL YEAR      FISCAL YEAR
                                                                             ENDED            ENDED
                                                                         JUNE 30, 2005    JUNE 30, 2004
                                                                         -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
     Net investment income ...........................................   $   2,120,854    $     488,798
     Net realized gain on investments ................................       8,592,490       15,679,561
     Net change in unrealized appreciation/depreciation on investments         423,934        5,520,123
                                                                         -------------    -------------
          Net increase in net assets resulting from operations .......      11,137,278       21,688,482
                                                                         -------------    -------------

DISTRIBUTION TO SHAREHOLDERS FROM:
     Net investment income ...........................................      (1,300,911)        (160,811)
     Net realized gain on investments ................................     (16,865,719)      (9,039,342)
                                                                         -------------    -------------
          Total distributions ........................................     (18,166,630)      (9,200,153)
                                                                         -------------    -------------

FROM SHARE TRANSACTIONS (a):
     Proceeds from shares sold .......................................      43,944,613      108,246,902
     Reinvestment of distributions ...................................      17,257,109        8,852,815
     Shares redeemed .................................................     (40,015,125)     (16,931,163)
                                                                         -------------    -------------
          Net increase in net assets from share transactions .........      21,186,597      100,168,554
                                                                         -------------    -------------
TOTAL INCREASE IN NET ASSETS .........................................      14,157,245      112,656,883
                                                                         -------------    -------------

NET ASSETS:
     Beginning of year ...............................................     217,493,802      104,836,919
                                                                         -------------    -------------
     End of year .....................................................   $ 231,651,047    $ 217,493,802
                                                                         =============    =============
     Undistributed net investment income, end of year ................   $   1,147,930    $     327,987
                                                                         =============    =============

                                                                                     SHARES
                                                                         ------------------------------
(a) TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
     Shares sold .....................................................       2,635,530        6,572,827
     Reinvestment of distributions ...................................       1,021,736          547,484
     Shares redeemed .................................................      (2,450,271)      (1,025,990)
                                                                         -------------    -------------
          Net increase in shares .....................................       1,206,995        6,094,321
                                                                         =============    =============

                       See notes to financial statements.

                                  SENBANC FUND
                              FINANCIAL HIGHLIGHTS

                                                                   FOR THE FISCAL YEARS ENDED
                                           --------------------------------------------------------------------------
                                            JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,       JUNE 30,
                                              2005            2004            2003            2002           2001
                                           -----------     -----------     -----------     -----------    -----------
Net asset value:
   Beginning of year ...................   $     16.54     $     14.86     $     13.47     $     12.05    $      8.62
                                           -----------     -----------     -----------     -----------    -----------
Net investment income (loss) ...........          0.15            0.04           (0.01)           0.03+          0.18
Net realized and unrealized
   gain on investments .................          0.78            2.59            2.05            2.38+          3.38
                                           -----------     -----------     -----------     -----------    -----------
Total from investment operations .......          0.93            2.63            2.04            2.41           3.56
                                           -----------     -----------     -----------     -----------    -----------

Less distributions from:
Net investment income ..................         (0.10)          (0.02)          (0.01)          (0.11)         (0.06)
Net realized gain on investments .......         (1.24)          (0.93)          (0.64)          (0.88)         (0.07)
                                           -----------     -----------     -----------     -----------    -----------
Total distributions ....................         (1.34)          (0.95)          (0.65)          (0.99)         (0.13)
                                           -----------     -----------     -----------     -----------    -----------
Net asset value:
   End of year .........................   $     16.13     $     16.54     $     14.86     $     13.47    $     12.05
                                           ===========     ===========     ===========     ===========    ===========

Total investment return (excludes
   sales charge) .......................          5.25%          17.84%          15.87%          21.64%         41.64%

SIGNIFICANT RATIOS AND SUPPLEMENTAL DATA
Ratio of operating expenses to
   average net assets, including
   waivers .............................          1.40%           1.25%           1.64%           1.75%          1.75%
Ratio of operating expenses to
   average net assets, excluding
   waivers .............................          1.40%           1.25%           1.64%           2.01%          2.75%
Ratio of net investment income (loss) to
   average net assets, including waivers          0.91%           0.29%          (0.13)%          0.13%          1.74%
Ratio of net investment income (loss) to
   average net assets, excluding waivers          0.91%           0.29%          (0.13)%         (0.13)%         0.74%
Portfolio turnover rate ................         19.90%          51.01%          60.14%          40.27%         43.15%
Net assets, end of year
   (000's omitted) .....................   $   231,651     $   217,494     $   104,837     $    49,638    $    25,241

+     Calculated based on average shares outstanding.

                       See notes to financial statements.

                                  SENBANC FUND
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2005

1. DESCRIPTION OF THE FUND

Senbanc Fund (the "Fund") is a series of Hilliard Lyons Research Trust (the "Trust"), a non-diversified, open-end management investment company organized as a Delaware statutory trust. The Trust may issue an unlimited number of shares in one or more series or classes as the Board of Trustees may authorize. Currently, the Fund is the only series of beneficial interest authorized and outstanding. The Fund commenced operations on July 8, 1999.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Fund.

SECURITY VALUATION: The Fund's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. The value of all other securities is determined in good faith pursuant to procedures adopted by the Board of Trustees.

FEDERAL INCOME TAXES: The Fund has qualified and intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and to distribute all of its taxable income to its shareholders. Accordingly, no provision for U.S. federal income taxes is required.

At June 30, 2005, the tax cost and related gross unrealized appreciation and depreciation were as follows:

       Cost of investments for tax purposes .................   $216,402,448
                                                                ------------
       Gross tax unrealized appreciation ....................   $ 23,612,123
       Gross tax unrealized depreciation.....................     (6,770,069)
                                                                ------------
       Net tax unrealized appreciation on investments .......   $ 16,842,054
                                                                ============

At June 30, 2005, the components of distributable earnings on a tax basis were as follows:

       Undistributed ordinary income ........................   $  2,856,999
       Undistributed long-term capital gain .................      2,358,266
                                                                ------------
       Total distributable earnings .........................   $  5,215,265
                                                                ============

                                  SENBANC FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 JUNE 30, 2005

DISTRIBUTION OF INCOME AND GAINS: Distributions of net investment income and net realized gains will be made annually. Additional distributions may be made to the extent necessary. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Certain "book/tax" differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain, as appropriate, in the period that the differences arise. At June 30, 2005, no reclassification was necessary.

The tax character of distributions paid during the periods ended June 30, 2005 and June 30, 2004 were as follows:

                                               JUNE 30, 2005   JUNE 30, 2004
                                               -------------   -------------
       Distributions paid from:
       Ordinary income .....................   $   6,746,016   $   1,473,458
       Long-term capital gain ..............      11,420,614       7,726,695
                                               -------------   -------------
       Total distributions .................   $  18,166,630   $   9,200,153
                                               =============   =============

OTHER: Investment security transactions are accounted for on a trade date basis. The Fund uses the specific cost identification method for determining realized gain or loss on investments for both financial and Federal income tax reporting purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. PORTFOLIO TRANSACTIONS

During the year ended June 30, 2005, purchases and sales of investment securities (excluding short-term investments) aggregated as follows:

       Purchases ...........................   $  94,629,830
       Sales ...............................      37,368,595

4. INVESTMENT ADVISORY AND OTHER SERVICES

Hilliard Lyons Research Advisors (the "Advisor"), a division of J.J.B. Hilliard, W.L. Lyons, Inc., provides management and investment advisory services to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Advisor is paid a monthly fee at the annual rate of 0.60% of the Fund's average daily net assets.

PFPC Inc. ("PFPC"), an affiliate of the Advisor, serves as administrator, accounting agent and transfer agent to the Trust pursuant to separate agreements with the Trust.

                                  SENBANC FUND
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                                 JUNE 30, 2005

PFPC Trust Company, an affiliate of the Advisor, serves as Custodian of the assets of the Fund pursuant to a Custody Agreement with the Trust.

J.J.B. Hilliard, W.L. Lyons, Inc. (the "Distributor"), of which the Advisor is a division, manages the Fund's distribution efforts. The Board of Trustees has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), to allow the Fund to reimburse the Distributor for certain expenses incurred in connection with distribution activities. The Trustees have authorized a payment of up to 0.60% of the Fund's average daily net assets annually to reimburse the Distributor for such expenses.

For the fiscal year ended June 30, 2005, the Distributor earned $95,001 for commissions on sales of the Fund's shares.

Trustees of the Trust who are "interested persons" (as such term is defined in the 1940 Act) of the Trust and officers of the Trust receive no compensation from the Trust.

5. CONTRACTUAL OBLIGATIONS

The Trust enters into contracts in the normal course of business that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts. Management has reviewed the Trust's existing contracts and expects the risk of loss to be remote.

6. INDUSTRY CONCENTRATION RISK

Since the Fund's investments will be concentrated in the banking industry, they will be subject to risks in addition to those that apply to the general equity market. Events may occur that significantly affect the entire banking industry; therefore, the Fund's share value may at times increase or decrease at a faster rate than the share value of a mutual fund with investments in many industries.

                                  SENBANC FUND
            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Senbanc Fund and Board of Trustees of the Hilliard Lyons Research Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Senbanc Fund (the "Fund"), a series of Hilliard Lyons Research Trust (the "Trust"), as of June 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit. The financial highlights of the Fund for the year ended June 30, 2001 were audited by other auditors whose report, dated August 3, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Deloitte & Touche LLP
Philadelphia, Pennsylvania
August 5, 2005

                                  SENBANC FUND
                            SUPPLEMENTAL INFORMATION
                                   (UNAUDITED)
                                  JUNE 30, 2005

TAX INFORMATION

By now, shareholders to whom year-end tax reporting is required by the IRS should have received their Form 1099-DIV from the Fund.

Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the Fund paid a 20% capital gain distribution (from net long-term gains) during the fiscal year ended June 30, 2005. The following table summarizes the capital gain distribution:

                                                                 Total 20%
                                               Capital Gain    Capital Gain
                                                 Per Share     Distribution
                                               -------------   -------------
       Senbanc Fund ........................   $      0.8419   $  11,420,614

For individual shareholders, 60% of the ordinary income distribution (dividend income plus short-term gains, if any) for the Fund is considered qualified dividend income.

For corporate shareholders, 60% of the ordinary income distribution (dividend income plus short-term gains, if any) for the Fund qualifies for the dividend received deduction.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 800-444-1854, at www.hilliard.com and on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended March 31 and September 30) on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

REORGANIZATION

On May 24, 2005, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization between the Trust and The RBB Fund, Inc., a Maryland corporation (the "Company"), that provides for the reorganization of the Fund into a newly created portfolio of the Company (the "New Fund"). The Agreement and Plan of Reorganization will be submitted to a vote of shareholders of the Fund at a meeting to be held on or about August 29, 2005. If the Agreement and Plan of Reorganization is approved by the shareholders, and certain other conditions are satisfied, all of the assets and liabilities of the Fund will be transferred to the New Fund and the shareholders of the Fund will become shareholders of the New Fund.

                                 FUND MANAGEMENT

Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 444-1854.

------------------------------------------------------------------------------------------------------------------------------------
                                                          TERM OF                                    NUMBER OF
                                                         OFFICE (1)                                PORTFOLIOS IN
                                        POSITION(S)         AND                                    FUND COMPLEX         OTHER
      NAME, ADDRESS,                     HELD WITH       LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN       DIRECTORSHIPS
      DATE OF BIRTH                        FUND         TIME SERVED     DURING PAST FIVE YEARS      BY TRUSTEE     HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
W. Patrick Mulloy                   Trustee, Chairman   Since 1999     Partner, Salus Partners,          1            Director,
J.J.B. Hilliard, W.L. Lyons, Inc.   of the Board,                      healthcare investment and                   LHC Group, Inc.
501 South 4th Street                Member of the                      advisory firm; Formerly                      (LHC NASDAQ),
Louisville, Kentucky 40202          Audit Committee                    President/Chief Executive                   publicly traded
D.O.B. 5/12/53                      and Chairman of                    Officer, Life Trust America,                home health and
                                    the Nominating                     Inc. (provider of                           long term acute
                                    and Governance                     retirement, assisted living                  care hospital
                                    Committee                          and Alzheimer's care                            company.
                                                                       services), until December,
                                                                       2004; Formerly Chief
                                                                       Executive Officer, Darwin
                                                                       Networks, Inc. (internet
                                                                       service provider), until
                                                                       September, 2001; Formerly
                                                                       President and Chief
                                                                       Executive Officer, Atria,
                                                                       Inc. (provider of
                                                                       retirement, assisted living
                                                                       and Alzheimer's care
                                                                       services), until March,
                                                                       2000.
------------------------------------------------------------------------------------------------------------------------------------
Robert L. Decker                    Trustee,            Since 1999     Principal, Robert L. Decker,      1              None
J.J.B. Hilliard, W.L. Lyons, Inc.   Chairman of the                    LLC (business consultants);
501 South 4th Street                Audit Committee                    Managing Director, Global
Louisville, Kentucky 40202          and Member of                      Leisure Partners LLP
D.O.B. 10/25/47                     the Nominating                     (investment banking firm);
                                    and Governance                     Formerly Executive Vice
                                    Committee                          President and Chief
                                                                       Financial Officer of
                                                                       Churchill Downs
                                                                       Incorporated, until December
                                                                       31, 2002; Formerly
                                                                       President, Churchill Downs
                                                                       Investment Company, until
                                                                       December 31, 2002; Formerly
                                                                       President, CDSN-- Churchill
                                                                       Downs Simulcast Network,
                                                                       until December 31, 2002.
------------------------------------------------------------------------------------------------------------------------------------
John Russell Ray, Jr.               Trustee,            Since 2003     Professor, College of             1               None
J.J.B. Hilliard, W.L. Lyons, Inc.   Member of the                      Business & Public
501 South 4th Street                Audit Committee                    Administration, University
Louisville, Kentucky 40202          and Nominating                     of Louisville.
D.O.B. 7/29/46                      and Governance
                                    Committee
------------------------------------------------------------------------------------------------------------------------------------

(1) Trustees serve for an indefinite term until the earliest of (i) removal by the Board of Trustees or Shareholders, (ii) the attainment of age 72, or
      (iii) the Trustee's death, resignation, adjudicated incompetence or other incapacity to perform the duties of the office. Officers are elected by the Trustees annually and hold office until the next annual meeting of the Trustees and until their successors have been duly elected and qualified.

------------------------------------------------------------------------------------------------------------------------------------
                                                          TERM OF                                    NUMBER OF
                                                         OFFICE (1)                                PORTFOLIOS IN
                                        POSITION(S)         AND                                    FUND COMPLEX         OTHER
      NAME, ADDRESS,                     HELD WITH       LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN       DIRECTORSHIPS
      DATE OF BIRTH                        FUND         TIME SERVED     DURING PAST FIVE YEARS      BY TRUSTEE     HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                   OFFICERS WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
James M. Rogers                     President and       Since 1999     Director, Executive Vice         N/A              N/A
J.J.B. Hilliard, W.L. Lyons, Inc.   Chief Executive                    President and Chief
501 South 4th Street                Officer                            Operating Officer of J.J.B.
Louisville, Kentucky 40202                                             Hilliard, W.L. Lyons, Inc.
D.O.B. 8/8/50
------------------------------------------------------------------------------------------------------------------------------------
Alan F. Morel                       Vice President      Since 1999     Senior Vice President of         N/A              N/A
J.J.B. Hilliard, W.L. Lyons, Inc.                                      J.J.B. Hilliard, W.L. Lyons,
501 South 4th Street                                                   Inc.
Louisville, Kentucky 40202
D.O.B. 6/28/48
------------------------------------------------------------------------------------------------------------------------------------
Joseph C. Curry, Jr.                Vice President,     Since 1999     Senior Vice President of         N/A              N/A
J.J.B. Hilliard, W.L. Lyons, Inc.   Asst. Treasurer                    J.J.B. Hilliard, W.L. Lyons,
501 South 4th Street                and Chief                          Inc.; Vice President of
Louisville, Kentucky 40202          Accounting Officer                 Hilliard Lyons Trust
D.O.B. 10/16/44                                                        Company.
------------------------------------------------------------------------------------------------------------------------------------
Joel L. Weiss                       Treasurer and       Since 2004     Vice President and Managing      N/A              N/A
PFPC Inc.                           Chief Financial                    Director of Investment
301 Bellevue Parkway                Officer                            Accounting and
Wilmington, DE 19809                                                   Administration of PFPC Inc.
D.O.B. 1/7/63
------------------------------------------------------------------------------------------------------------------------------------
Edward J. Veilleux                  Chief Compliance    Since 2004     President, EJV Financial         N/A              N/A
5 Brook Farm Ct.                    Officer                            Services, LLC (business
Hunt Valley, MD 21030                                                  consultants); Formerly
D.O.B. 8/26/43                                                         Director, Deutsche Asset
                                                                       Management (1999-2002).
------------------------------------------------------------------------------------------------------------------------------------
Jeannie L. Oster                    Secretary           Since 1999     Vice President of J.J.B.         N/A              N/A
J.J.B. Hilliard, W.L. Lyons, Inc.                                      Hilliard, W.L. Lyons, Inc.
501 South 4th Street
Louisville, Kentucky 40202
D.O.B. 9/27/69
------------------------------------------------------------------------------------------------------------------------------------

(1) Officers are elected by the Trustees annually and hold office until the next annual meeting of the Trustees and until their successors have been duly elected and qualified.

            BASIS FOR BOARD APPROVAL OF INVESTMENT ADVISORY CONTRACT

In connection with its review of the renewal of the advisory agreement for the Fund, the Board considered, among other factors, the nature, extent and quality of the services provided by the Advisor and the overall fairness of the agreement to the Fund. The Board, and the disinterested Trustees, considered the renewal of the agreement pursuant to a process that concluded at the Board's May 2005 meeting following a multi-month process. At the direction of the disinterested Trustees, counsel to the Fund sent a letter to the Advisor requesting information to be provided to the Trustees in advance of their May Board meeting. As a result, the Trustees received information from the Advisor describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Fund, (iii) the costs of services provided and estimated profits realized by the Advisor and its affiliates, (iv) the extent to which economies of scale are realized as the Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders,
(vi) comparisons of services rendered and amounts paid to other registered investment companies, and (vii) benefits realized by the Advisor (and its affiliates) from its relationship with the Fund. The disinterested Trustees also received a memorandum from counsel to the Fund describing their duties in connection with contract approvals.

With respect to the nature, extent and quality of services provided by the Advisor, the Board reviewed the functions performed by the Advisor, the Advisor's Form ADV, the Advisor's financial condition, and considered the quality of services provided. The Board also reviewed information on the performance of the Fund along with performance information of a relevant securities index and a peer group of funds. This information showed that the Advisor has had good relative performance for long-term periods with respect to managing the Fund. Based on the information provided and the Board's previous experience with the Advisor, the Board concluded that the nature and extent of services provided by the Advisor were appropriate and that the quality was good.

The Board also reviewed information on the Fund's expense ratio and advisory fee with comparisons to a peer group of financial sector funds that was compiled by the Fund's administrator, which is an affiliate of the Advisor. The Board noted that the Advisor does not manage other investment companies or products similar to the Fund. The Board noted that the advisory fee and expense ratio for the Fund were lower than the median advisory fee and expense ratio of the peer group. The Board concluded that the advisory fee was reasonable and appropriate in amount given the quality of services provided.

With respect to the overall fairness of the agreement, the Board primarily considered the fee structure of the agreement, including the costs of the services provided and the profits realized by the Advisor and its affiliates from their relationship with the Fund. The Board concluded that the profits realized by the Advisor were reasonable in comparison with the costs of providing investment advisory services to the Fund. In addition, the Board considered the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Board reviewed the Fund's asset size, the Fund's expense ratio, the expense limitation in place and whether the investment process produced economies of scale. The Board noted that the Fund's expense ratio is below the expense limitation and that the Fund's total expense ratio decreased as Fund assets increased between 2000 and 2004. As a result, the Board concluded that the Fund's flat advisory fee was reasonable and appropriate.

The Board considered that the Advisor does not engage in third-party soft dollar arrangements in connection with Fund brokerage transactions. The Board also considered benefits derived by the Advisor from its relationship with the Fund, including the other services provided and fees received by affiliates of the Advisor for providing such services, and concluded that the direct and indirect benefits accruing to the Advisor were reasonable in comparison with the costs of providing advisory services, the advisory fee charged the Fund and the benefits to the Fund. Based on all of the information considered and the conclusions reached, the Board determined to approve the agreement.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                     TRUSTEES

W. Patrick Mulloy -- CHAIRMAN
Robert L. Decker       John Russell Ray, Jr.

                     OFFICERS

James M. Rogers -- PRESIDENT AND CEO
Alan F. Morel -- VICE PRESIDENT
Joel L. Weiss -- TREASURER AND CFO
Joseph C. Curry, Jr. -- VICE PRESIDENT,
                        ASST. TREASURER AND CAO
Edward J. Veilleux -- CCO
Jeannie L. Oster -- SECRETARY

                    DISTRIBUTOR

J.J.B. Hilliard, W.L. Lyons, Inc.
501 South 4th Street
Louisville, KY 40202

                  TRANSFER AGENT

PFPC Inc.
760 Moore Road
King of Prussia, PA 19406

                     CUSTODIAN

PFPC Trust Company
The Eastwick Center
8800 Tinicum Boulevard
Philadelphia, PA 19153

              INDEPENDENT REGISTERED
              PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

                  LEGAL COUNSEL

Vedder, Price, Kaufman & Kammholz, P.C.
222 North LaSalle Street
Chicago, IL 60601

This report is intended for the information of shareholders of Senbanc Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund.

                   ANNUAL REPORT
                   JUNE 30, 2005


ITEM 2. CODE OF ETHICS.

    (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

    (c) There was an amendment, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

    (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee, Mr. Robert L. Decker. This audit committee member is "independent," meaning that he is not an "Interested person" of the Fund (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert" designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following table shows the amount of fees that Deloitte & Touche LLP ("D&T"), the Fund's auditor, billed to the Fund during the Fund's last two fiscal years. For engagements with D&T entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that D&T provided to the Fund, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the "pre-approval exception"). The pre-approval exception for services provided directly to the Fund waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Fund during the fiscal year in which the services are provided; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and
(C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).


                                  SERVICES THAT THE FUND'S AUDITOR BILLED TO THE FUND
------------------------------- --------------------- --------------------- ---------------------- -------------------
         Fiscal Year                                                                                      All
            Ended                Audit Fees Billed       Audit-Related       Tax Fees Billed to    Other Fees Billed
           June 30                    to Fund         Fees Billed to Fund           Fund                to Fund
------------------------------- --------------------- --------------------- ---------------------- -------------------
2005                                  $21,600                $3,000                $2,100                $3,120
------------------------------- --------------------- --------------------- ---------------------- -------------------
Percentage approved pursuant             0%                    0%                    0%                    0%
to pre-approval exception
------------------------------- --------------------- --------------------- ---------------------- -------------------
2004                                  $20,000                $3,000                $3,000                $3,000
------------------------------- --------------------- --------------------- ---------------------- -------------------
Percentage approved pursuant             0%                    0%                    0%                    0%
to pre-approval exception
------------------------------- --------------------- --------------------- ---------------------- -------------------

The above "Audit-Related Fees" were billed for three security count verifications for the Fund as required under section (f) of Rule 17f-2 of the Investment Company Act of 1940 (the "Act"). The above "Tax Fees" were billed for tax return preparation and filing, and tax calculation services. The "Other
Fees" were billed for out-of-pocket expenses relating to the Fund audit and preparation and submission of the three security count verifications to the SEC under section (f) of Rule 17f-2 of the Act.

           SERVICES THAT THE FUND'S AUDITOR BILLED TO THE ADVISER AND
                        AFFILIATED FUND SERVICE PROVIDERS

The following table shows the amount of fees billed by D&T to Hilliard Lyons Research Advisors, a division of J.J.B. Hilliard, W.L. Lyons, Inc. (the "Adviser"), and any entity controlling, controlled by or under common control with the Adviser ("Control Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

The table also shows the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid D&T by the Fund, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Fund did not recognize the services as non-audit at the time of the engagement; and (C) the services are promptly brought to the

Audit Committee's attention, and the Committee (or its delegate) approves the services before the Fund's audit is completed.


------------------------------- --------------------- ---------------------- -------------------
         Fiscal Year               Audit-Related       Tax Fees Billed to           All
                                   Fees Billed to                            Other Fees Billed
                                    Adviser and            Adviser and         to Adviser and
            Ended                 Affiliated Fund        Affiliated Fund      Affiliated Fund
           June 30               Service Providers      Service Providers    Service Providers
------------------------------- --------------------- ---------------------- -------------------
2005                                     $0                    $0                    $0
------------------------------- --------------------- ---------------------- -------------------
Percentage approved pursuant            N/A                    N/A                  N/A
to pre-approval exception
------------------------------- --------------------- ---------------------- -------------------
2004                                     $0                    $0                    $0
------------------------------- --------------------- ---------------------- -------------------
Percentage approved pursuant            N/A                    N/A                  N/A
to pre-approval exception
------------------------------- --------------------- ---------------------- -------------------

                               NON-AUDIT SERVICES

The following table shows the amount of fees that D&T billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee is required to pre-approve non-audit services that D&T provides to the Adviser and any Affiliated Fund Service Provider, if the engagement relates directly to the Fund's operations and financial reporting (except for those subject to the de minimis exception described above). The Audit Committee requested and received information from D&T about any non-audit services that D&T rendered during the Fund's last two fiscal years to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating D&T's independence.


------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                                                  Total Non-Audit Fees
                                                 billed to Adviser and
                                                    Affiliated Fund
                                                   Service Providers     Total Non-Audit Fees
                                                  (engagements related     billed to Adviser
                                                    directly to the       and Affiliated Fund
                                 Total               operations and        Service Providers
      Fiscal Year            Non-Audit Fees       financial reporting         (all other
         Ended               Billed to Fund           of the Fund)           engagements)         Total of (A), (B)
        June 30                    (A)                    (B)                     (C)                  and (C)
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
2005                             $8,220*                   $0                     $0                   $8,220*
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
2004                             $9,000*                   $0                     $0                   $9,000*
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

* Includes Audit-Related Fees, Tax Fees and Other Fees.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1) Code of ethics, as amended, that is the subject of disclosure required by Item 2 is attached hereto.

      (a)(2)  Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3)  Not applicable.

      (b)     Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Hilliard Lyons Research Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ James M. Rogers
                         -------------------------------------------------------
                           James M. Rogers, President & Chief Executive Officer (principal executive officer)

Date  August 17, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ James M. Rogers
                         -------------------------------------------------------
                           James M. Rogers, President & Chief Executive Officer (principal executive officer)

Date  August 17, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Joel Weiss
                         -------------------------------------------------------
                           Joel Weiss, Treasurer & Chief Financial Officer (principal financial officer)

Date  August 17, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.